UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-21464
Reporting Period: 07/01/2011 - 06/30/2012
BlackRock Floating Rate Income Strategies Fund II, Inc.

=========== BlackRock Floating Rate Income Strategies Fund II, Inc. ============

SUNPOWER CORPORATION

Ticker:       SPWRA          Security ID:  867652307
Meeting Date: NOV 15, 2011   Meeting Type: Special
Record Date:  SEP 19, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reclassification of Class A     For       For          Management
      and Class B Common Stock into a Single
      Class of Common Stock and Eliminate
      Obsolete Provisions of the Certificate
      of Incorporation
2     Provide Right to Act by Written Consent For       Against      Management
3     Amend Omnibus Stock Plan                For       Against      Management

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: MAY 09, 2012   Meeting Type: Annual
Record Date:  MAR 12, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Arnaud Chaperon          For       For          Management
1.2   Elect Director Jerome Schmitt           For       For          Management
1.3   Elect Director Pat Wood III             For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date:	August 27, 2012